OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Financial information of reportable segments
Number of operating units									10
Number of reportable segments									4
Net sales	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 13,253.4	$ 11,838.7	$ 6,798.5
Operating Income	470.6	476.0	352.3	261.7	395.8	401.2	326.5	165.8	1,560.6	1,289.3	753.8
Product concentration | Consolidated net sales
Financial information of reportable segments
Number of product classes comprising 10% or more of consolidated net sales									2	2	2
Threshold percentage of product sales to consolidated net sales	10.00%				10.00%				10.00%	10.00%	10.00%
Warewashing Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales									10.00%	11.00%	18.00%
Laundry Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales											10.00%
Global Energy
Financial information of reportable segments
Amortization expense transferred to reportable segment			14.0
Other
Financial information of reportable segments
Number of operating units									2
Operating segment
Financial information of reportable segments
Net sales									13,355.4	11,837.1	6,660.9
Operating Income									1,580.2	1,291.6	740.3
Operating segment | Global Industrial
Financial information of reportable segments
Net sales									4,905.1	4,762.2	2,036.6
Operating Income									637.3	569.5	234.3
Operating segment | Global Institutional
Financial information of reportable segments
Net sales									4,202.5	4,063.2	3,852.0
Operating Income									764.5	700.7	585.6
Operating segment | Global Energy
Financial information of reportable segments
Net sales									3,532.8	2,275.4	100.5
Operating Income									492.1	360.7	16.2
Operating segment | Other
Financial information of reportable segments
Net sales									715.0	736.3	701.4
Operating Income									97.9	103.0	96.6
Corporate
Financial information of reportable segments
Net sales											(29.6)
Operating Income									(411.6)	(442.3)	(192.4)
Currency impact
Financial information of reportable segments
Net sales									(102.0)	1.6	137.6
Operating Income									$ (19.6)	$ (2.3)	$ 13.5